Short-Term and Long-Term Borrowings	12 Months Ended
Dec. 31, 2016
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 8 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term Borrowings

Short-term borrowings represent amounts due to various banks and other companies normally maturing within one year. The principal of the borrowings are due at maturity. Accrued interest is due either monthly or quarterly.

Short-term borrowings consisted of the following:

		As of	As of
		December 31, 2016	December 31, 2015
Agricultural Bank of China (“ABC”)	(1)	$1,079,949	$1,155,321
China Construction Bank (“CCB”)	(2)	-	1,232,343
China Merchants Bank (“CMB”)	(3)	2,759,227	1,000,293
PingAn Bank (“PAB”)	(4)	1,439,933	2,310,643
China Citic Bank (“CITIC”)	(5)	-	1,622,457
Industrial and Commercial Bank of China (“ICBC”)	(6)	3,239,848	4,079,145
Bank of China (“BOC”)	(7)	3,425,467	3,864,625
Zhejiang Mintai Commercial Bank (“MTB”)	(8)	5,759,730	-
Pennsylvania Industrial Development Authority – current portion of long-term borrowing (see “long-term borrowing” below)		86,808	-
Total		$17,790,962	$15,264,827

(1)	In February and July 2016, Great Plastics entered into a series of short-term bank loan agreements with ABC for $647,969 and $431,980, respectively. The terms of these loans are twelve months with variable interest rates based on the prevailing interest rates. The effective rates are from 5.0% to 5.06% per annum. The loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company.

In January and May 2015, Great Plastics entered into two short-term bank loan agreements with ABC for twelve and six months, respectively. The loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30 basis points. The effective rates were 5.06% and 5.58% per annum, respectively. The loans were guaranteed by the assets of Great Plastics, a third party guaranty company and a shareholder of the Company. These loans had been repaid in full upon maturity.

(2)	In February and March 2016, Taizhou Fuling entered into two loan agreements with CCB for total of $1.25 million for five and four months respectively. The loans bear fixed interest rate of 4.57% and 2.88%, respectively. These loans had been repaid in full upon maturity.

In July 2015, Taizhou Fuling entered into a short term bank loan agreement with CCB for $1,232,343 for twelve months. The loan bears interest rate that equals to China’s one year loan prime rate, plus 29.25 base points. The effective interest rate is 5.14% per annum. This loan had been repaid in full upon maturity.

These loans are guaranteed by the Company’s principal shareholders and Zhejiang Special Plastics Technology Co., Ltd. (“Special Plastics”), an affiliated company owned by a shareholder of the Company. In addition, the Company has pledged land use rights, properties and machinery equipment of Taizhou Fuling as collaterals for the loans outstanding as of December 31, 2016 and 2015.

(3)	During 2016, Taizhou Fuling entered into a series of seven short-term bank loan agreements with CMB for five to twelve months. The interest rates ranged from 1.10% to 6.09% per annum. These loans had been repaid in full upon maturity.

In October and December 2015, Taizhou Fuling entered into two short-term bank borrowing agreements for approximately $1.0 million (RMB 6.5 million) with CMB for six months. The loan bears a variable interest rate based on published six-month London Interbank Offered Rate (“LIBOR”), plus 60 basis points. The effective rates were 1.13% and 1.42% per annum, respectively. The loans are guaranteed by Special Plastics and Taizhou Fuling’s general manager and Chair. These loans had been repaid upon maturity.

(4)	In March 2016, Great Plastics entered into three short-term bank borrowing agreements with PAB with a total amount of $2,159,899 for six months. These loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30% of the prevailing interest rate. The effective rate is 5.98%. The loans are guaranteed by the assets of Great Plastics. These loans had been repaid upon maturity.

In September 2016, Great Plastics entered into two short-term bank borrowing agreements with PAB with a total amount of $1,439,932 for six months. These loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30% of the prevailing interest rate. The effective rate is 5.08%. The loans are guaranteed by the assets of Great Plastics.

In March 2015, Great Plastics entered into three short-term bank borrowing agreements with PAB with a total amount of $2,310,643 for six months to one year. The effective rates were 6.4%, 7.06% and 6.8% per annum, respectively. The loans were also guaranteed by the assets of Great Plastics. These loans had been repaid upon maturity.

(5)	During the year of 2015, Taizhou Fuling and Great Plastics, entered into a series of short-term bank borrowing agreements with CITIC. The terms of the loans are four to twelve months. The interest rate was equal to three-month LIBOR. The loans were fully repaid on March 17, 2016.

In January 2016, Taizhou Fuling entered into loan agreement with CITIC for $1,151,946 for ten months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 135.5 base points. The effective rates were 5.57% per annum, respectively. The loan is guaranteed by Taizhou Fuling’s general manager. This loan had been repaid upon maturity.

In April 2016, Great Plastics entered into a loan agreement with CITIC for $719,966 for six months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, minus 90 base points. The effective rates were 5.1% per annum, respectively. The loan is guaranteed by Special Plastics, Taizhou Fuling’s general manager and Chair of the Board. This loan had been repaid upon maturity.

(6)

In February 2016, Taizhou Fuling entered into a loan agreement with ICBC for $593,000 for five months, with fixed interest rate of 3.5%. This loan had been repaid upon maturity.

In April 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.92% per annum. This loan had been repaid upon maturity.

In July 2016, Taizhou Fuling entered into two loan agreements with ICBC for $575,973 and $575,973 respectively for twelve and five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 161.6 base points. The effective rate was 5.00% per annum. $575,973 of them had been repaid subsequently.

In August 2016, Taizhou Fuling entered into a loan agreement with ICBC for $647,970 for five months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 113.75 base points. The effective rate was 5.44% per annum.

In October 2016, Taizhou Fuling entered into a loan agreement with ICBC for $791,963 for twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 70.25 base points. The effective rate was 5.00% per annum.

In December 2016, Taizhou Fuling entered into two loan agreements with ICBC for $719,966 and $503,976 respectively for twelve and twelve months, bearing a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 70.25 base points. The effective rate was 5.00% per annum.

During 2015, Taizhou Fuling entered into a series of short-term bank borrowing agreements with ICBC. The terms of the loans are five months to one year, with fixed interest rates ranging from 2.33% to 6.16% per annum. These loans are guaranteed by the shareholders of Special Plastics, its shareholders and third party individuals. In addition, the Company has pledged the land use right and properties as collateral.

(7)	During the year in 2016 and the year ended December 31, 2015, Taizhou Fuling and Great Plastics entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are three to twelve months, with fixed interest rates based on LIBOR (for loans dominated in USD) or prime loan rates issued by People’s Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 1.56% to 5.9% per annum. The loans to Taizhou Fuling are guaranteed by Great Plastics and Taizhou Fuling’s general manager. The loans to Great Plastics are guaranteed by Taizhou Fuling’s general manager and Chair of the Board.

(8)	In October and December in 2016, Taizhou Fuling entered into two loan agreements with MTB for $5,759,730 respectively for six and six months. The effective rates were 6.41% per annum, respectively. The loan is guaranteed by Taizhou Fuling’s general manager.

As of December 31, 2016 and 2015, land use rights in the amount of $9,084,213 and $1,499,417, property and buildings in the amount of $3,950,101 and $4,378,554 and equipment in the amount of $0 and $5,236,272, respectively, were pledged for the above loans.

Long-term Borrowing

On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan is collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2016, the amount of long-term borrowing was $923,279, and $86,808 of which will be paid within a year.

Future obligations for payments of this loan are as below:

Twelve months ended December 31,
2017	$86,808
2018	88,339
2019	89,898
2020	91,484
2021	93,098
Thereafter	473,652
Total	$923,279